Expense Example (American Asset Allocation Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American Asset Allocation Trust
Expense Example:
Year 1	$ 95
Year 3	296
Year 5	515
Year 10	1,143
Series II, American Asset Allocation Trust
Expense Example:
Year 1	110
Year 3	343
Year 5	595
Year 10	1,317
Series III, American Asset Allocation Trust
Expense Example:
Year 1	59
Year 3	186
Year 5	324
Year 10	$ 726